Earnings per Share	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 25 - Earnings per Share

Note 25 - Earnings per Share

Basic earnings per share

Calculation of the basic earnings per share for the year ended December 31, 2017, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Earnings (losses) attributed to the shareholders of the Company	364	(122)	509

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2017	2016	2015
Shares thousands	Shares thousands	Shares thousands

Balance as at January 1	1,274,298	1,272,516	1,270,408
Shares issued during the year	1,054	-	1,174
Shares vested	720	779	42
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,276,072	1,273,295	1,271,624

Note 25 - Earnings per Share (cont’d)

Diluted earnings per share

Calculation of the diluted earnings per share for the year ended December 31, 2017, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding after adjustment for the number of potential diluted ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2017	2016	2015
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,276,072	1,273,295	1,271,624
Effect of stock options and restricted shares	925	-	632
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,276,997	1,273,295	1,272,256

At December 31, 2017, 20 million options (at December 31, 2016 and 2015 – 14 million options and 24 million options, respectively), were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti‑dilutive.

The average market value of the Company’s shares, for purposes of calculating the dilutive effect of the stock options, is based on the quoted market prices for the period in which the options were outstanding.